Provisions and other non-current liabilities - Additional information (Details) $ in Thousands			60 Months Ended
	Jun. 25, 2020 USD ($)	Jun. 23, 2020 case	Dec. 31, 2019 complaint
Disclosure of other provisions [line items]
Number of legal cases filed against company | complaint			50
Deferred Prosecution Agreement, term	3 years
Penalty | $	$ 8,925
Claims of US Patents
Disclosure of other provisions [line items]
Number of patents allegedly infringed | case		12